Segmented Information	6 Months Ended
Jun. 30, 2022
Segmented Information
Segmented Information
17.	Segmented Information

The Company has three reportable segments: Cultivation, Distribution & Corporate. Cultivating activities which comprise the “cultivation” segment are made up of the medical cannabis cultivation operations at RPK/Holigen in Portugal, and medical cannabis cultivation activities which were undertaken at Bophelo Bio Science & Wellness (Pty) Ltd in Lesotho up until the loss of control event which occurred in July 2022 when the liquidation of Bophelo Bio Science and Wellness (Pty) Ltd was ordered by the High Court of Lesotho (refer to note 5). Distributing activities relate to the distribution of medical cannabis by Canmart Ltd in the United Kingdom. Corporate activities entail head office costs and other general corporate expenses related to the administration of the broader group. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies. The reportable segments have been determined by management on the basis that these are strategic business units that offer different products and services. The business units in Portugal and Lesotho (up until the loss of control event described in note 5) which fall under the cultivation segment are focused on the cultivation of medical cannabis and medical cannabis biomass respectively, while the business unit in the United Kingdom, which falls under the distribution segment, undertakes the sale and distribution of medical cannabis products. The corporate segment undertakes management and treasury services within the group and for the benefit of all group companies. They are managed separately as each business unit requires different strategies, risk management and technologies.

Set out below is information about the assets and liabilities as at June 30, 2022 and December 31, 2021 and profit or loss from each segment for the six months ended June 30, 2022 and 2021:

	As at June 30, 2022
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$37,990,837	$4,297,366	$1,194,078	$43,482,281
Reportable segment liabilities	6,494,334	379,982	1,967,505	8,841,821

	As at December 31, 2021
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$4,127,138	$3,716,771	$205,797	$8,043,909
Reportable segment liabilities	3,020,730	323,129	6,899,644	10,243,143

	For the six months ended June 30, 2022
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$57,516	$15,580	$—	$73,096
Intersegment revenues	—	—	—	—
Other income (expense)	12,760,356	(6,600)	(646,494)	12,107,262
Finance income	—	747	—	747
Finance expense	(23,177)	(52)	(13,377)	(36,606)
Depreciation and amortization	1,511,138	—	—	1,511,138
Discontinued operations	(3,747,034)	—	—	(3,747,034)
Reportable segment income (loss)	5,744,346	(6,867,849)	(1,470,241)	(2,593,744)

	For the six months ended June 30, 2021
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$—	$3,935	$—	$3,935
Intersegment revenues	—	—	—	—
Other expense	—	(914)	—	(914)
Finance income	—	—	—	—
Finance expense	—	—	—	—
Depreciation and amortization	—	—	—	—
Discontinued operations	(1,525,935)	—	—	(1,525,935)
Reportable segment loss	(1,525,935)	(146,417)	—	(1,672,352)

Set out below are reconciliations of each reportable segment’s revenues, profit or loss, assets and liabilities as at June 30, 2022 and December 31, 2021, and for the six months ended June 30, 2022 and 2021:

	For the six months ended June 30, 2022
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$57,516	$15,580	$—	$73,096
Elimination of inter segment revenue	—	—	—	—
Total revenue	$57,516	$15,580	$—	$73,096

	For the six months ended June 30, 2021
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$—	$3,935	$—	$3,935
Elimination of inter segment revenue	—	—	—	—
Total revenue	$—	$3,935	$—	$3,935

	For the six months ended June 30, 2022
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$9,491,380	$(6,867,849)	$(1,470,241)	$1,153,290
Elimination of inter segment profit or loss	—	—	—	—
Income (Loss) before income tax expense	$9,491,380	$(6,867,849)	$(1,470,241)	$1,153,290

	For the six months ended June 30, 2021
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$—	$(146,417)	$—	$(146,417)
Elimination of inter segment profit or loss	—	—	—	—
Loss before income tax expense	$—	$(146,417)	$—	$(146,417)

	As at June 30, 2022
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$37,990,837	$23,428,366	$14,323,290	$75,742,493
Elimination of inter segment assets	—	(19,131,000)	(13,129,212)	(32,260,212)
Segment assets	$37,990,837	$4,297,366	$1,194,078	$43,482,281

	As at December 31, 2021
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$4,048,831	$4,082,801	$26,031,644	$34,163,276
Elimination of inter segment assets	—	(366,030)	(25,825,848)	(26,191,878)
Segment assets	$4,048,831	$3,716,771	$205,796	$7,971,398

	As at June 30, 2022
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$15,419,213	$31,390,180	$(31,094,865)	$15,714,528
Elimination of inter segment liabilities	(8,924,879)	(31,010,198)	33,062,370	(6,872,699)
Entity’s liabilities	$6,494,334	$379,982	$1,967,505	$8,841,829

	As at December 31, 2021
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$10,602,945	$5,437,189	$6,899,644	$22,939,778
Elimination of inter segment liabilities	(7,582,575)	(5,114,060)	—	(12,696,635)
Entity’s liabilities	$3,020,370	$323,129	$6,899,644	$10,243,143